Changes in Number of Shares Issued (Detail)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Exercise of stock options	499,000	[1]
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance	1,102,544,220		1,102,458,460	1,102,299,480
Exercise of stock options	499,000		77,000	140,000
Conversion of convertible bonds	145,671,540		8,760	18,980
Ending balance	1,248,714,760		1,102,544,220	1,102,458,460

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.